S000075203 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.63%
Bloomberg U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	2.68%
iShares U.S. Long Credit Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	2.63%
Performance Inception Date		May 20, 2022
iShares U.S. Long Credit Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	0.49%
Performance Inception Date		May 20, 2022
iShares U.S. Long Credit Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.43%	1.06%
Performance Inception Date		May 20, 2022